CERTAIN TRANSACTIONS (Details 1) (NuPathe [Member], USD $) In Millions, unless otherwise specified	Feb. 22, 2014
NuPathe [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price	$ 163